Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 297,237	$ 276,796	$ 225,328
Other comprehensive income, net of tax
Foreign currency translation adjustment	79,293	(47,440)	(72,464)
Unrealized gain on available-for-sale investments, net of tax effect of nil, US$3,762 and US$17,466 for the years ended May 31, 2016, 2017 and 2018, respectively	129,545	22,521	36,635
Other comprehensive (loss) / income	208,838	(24,919)	(35,829)
Comprehensive income	506,075	251,877	189,499
Comprehensive income attributable to non-controlling interests	4,220	1,207	1,172
Comprehensive income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 501,855	$ 250,670	$ 188,327